Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Goodwill
Cost	-	-	2,157	2,347
Accumulated impairment	-	-	(2,157)	-
	-	-	-	2,347

Patents and licences
Cost	919	1,169	818	557
Accumulated amortisation and impairment	(718)	(573)	(544)	(540)
	201	596	274	17
Brands
Cost	12,463	12,036	12,105	12,702
Software
Cost	15,788	17,308	17,312	17,131
Accumulated amortisation and impairment	(15,440)	(15,260)	(15,116)	(14,816)
	348	2,048	2,196	2,315
Total Intangible assets	13,012	14,680	14,575	17,381

Disclosure of detailed information about movements in carrying amounts of intangible assets [Text Block]
		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment (refer note 12(c))	(1,650)	(264)	-	-	(1,914)
Foreign exchange movements	7	-	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
7 months ended 31 January 2017
Balance at the beginning of the period	2,196	274	12,105	-	14,575
Additions	-	351	-	-	351
Amortisation	(148)	(30)	-	-	(178)
Foreign exchange movements	-	1	(69)	-	(68)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Year ended 30 June 2016
Balance at the beginning of the year	2,315	17	12,702	2,347	17,381
Additions	211	264	-	-	475
Amortisation	(316)	(7)	-	-	(323)
Impairment	-	-	-	(2,157)	(2,157)
Foreign exchange movements	(14)	-	(597)	(190)	(801)
Closing value at 30 June 2016	2,196	274	12,105	-	14,575

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Year ended 30 June 2015
Balance at the beginning of the year	2,081	117	12,274	2,211	16,683
Additions	1,093	-	-	-	1,093
Amortisation	(787)	(104)	-	-	(891)
Foreign exchange movements	(72)	4	428	136	496
Closing value at 30 June 2015	2,315	17	12,702	2,347	17,381

Disclosure of information for cash-generating units [text block]
For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

	For the Year	For the 7	For the Year	For the Year
	Ended	Months Ended	Ended	Ended
Description of the cash-generating unit (CGU)	31 January 2018	31 January 2017	30 June 2016	30 June 2015
	NZ $000's	NZ $000's	NZ $000's	NZ $000's
Australia	-	-	2,157	2,347
Impairment expense	-	-	(2,157)	-
	-	-	-	2,347